Share-based Payments - Movements during the year (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	1,484	1,400	1,400
Outstanding at June 30	2,077	1,400	1,484	1,400
2020 Number of options | Equity-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	4,887
Transferred from cash-settled			4,887
Outstanding at June 30			4,887
2020 Number of options | Cash-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	822	5,108	5,108
Granted during the year		270	980
Forfeited during the year		(38)	(379)
Transferred from cash-settled			(4,887)
Outstanding at June 30		5,340	822	5,108
2020 WAEP | Equity-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	1
Transferred from cash-settled			1
Outstanding at June 30			1
2020 WAEP | Cash-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	1	1	1
Granted during the year		1	1
Forfeited during the year		(1)	(1)
Transferred from cash-settled			1
Outstanding at June 30		1	1	1
2019 Number of options | Cash-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1		5,108	5,108	3,772
Granted during the year				1,467
Forfeited during the year				(131)
Outstanding at June 30				5,108
2019 WAEP | Cash-settled options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1		1	1	1
Granted during the year				1
Forfeited during the year				(1)
Outstanding at June 30				1
ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options vested	853	593	1,326	1,055